Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity and Comprehensive Income [Abstract]
Tax expense/benefit, retirement benefits	$ (95)	$ (102)	$ 182
Unrealized gain/loss on long-term investments	(6)	13	2
Tax expense/benefit, cumulative translation adjustment	$ (4)	$ (10)	$ 7
Annualized dividend per share	$ 2.15	$ 1.84	$ 1.73